Fair Value of Financial Assets and Liabilities - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Confidence range	If certain inputs in the model are unobservable, the instrument is still classified in this category, provided that the impact of those unobservable inputs on the overall valuation is insignificant. The notion of significant is particularly relevant for the distinction between Level 2 and Level 3 assets and liabilities. ING Group has chosen to align the definition of significant with the 90% confidence range as captured in the prudent value definition by EBA. Unobservable parameters are shifted down and upwards to reach this 90% confidence range. The same 90% confidence range is applied to model uncertainty. If the combined change in asset value resulting from the shift of the unobservable parameters and the model uncertainty exceeds the threshold, the asset is classified as Level 3. A value change below the threshold results in a Level 2 classification.
Decrease in fair value of financial assets due to transition to IFRS 9	€ (34,988)
Financial assets measured at fair value	€ 183,004	€ 192,951
Percentage of financial assets classified as level 3	3.20%	1.10%
Financial liabilities measured at fair value	€ 110,874	€ 87,142
Percentage of financial liabilities classified as level 3	0.50%	1.40%
Financial assets classified as Level 3 based on quoted price	€ 3,500	€ 1,000
Percentage on financial asset based on unadjusted quoted price	64.00%	49.00%
Amount of risk neutral designed financial assets	€ 1,000	€ 400
Remaining financial assets classified as level 3 using valuation techniques	1,400	600
Financial Liabilities classified as Level 3 based on unadjusted quoted price	€ 50	€ 800
Percentage on financial liabilities based on unadjusted quoted price	9.00%	66.00%
Financial Liabilities designed to be fully neutral in terms of market risk	€ 100	€ 100
Remaining financial liabilities classified as level 3 using valuation techniques	400	300
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets measured at fair value	5,868	2,034	€ 2,456
Financial liabilities measured at fair value	€ 525	€ 1,242	€ 1,525